Stock Based Compensation Plan	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Stock Based Compensation Plan
19. Stock Based Compensation Plan

The 2025 Omnibus Incentive Plan (“Omnibus Plan”) permits the Company to grant to employees and directors up to 2.5 million shares of the Company’s common stock. The plan permits the Company to grant equity awards in the form of stock options, stock appreciation rights, restricted stock, Restricted Stock Units (“RSUs”), Performance Awards (“PSUs”), other stock-based awards or cash awards. The RSUs or PSUs may not be sold, transferred, pledged or disposed of until the restrictions on the shares or units have lapsed or have been removed under the provisions of the Omnibus Plan. If addition, if a holder of RSUs or PSUs ceases to be employed by the Company, any shares or units in which the restrictions have not lapsed will be forfeited.

Under the terms of the Omnibus Plan, the Company issues RSUs and PSUs to employees and directors. The estimated fair value is determined using a discounted cash flow method over the term of the awards to adjust for dividends. Expense is recognized on the estimated fair value of the RSUs or PSUs granted over the requisite service period, which is generally three years, on a straight-line basis or a shorter period based on the retirement eligibility of the grantee. For PSUs, the compensation expense recorded is re-evaluated at each reporting period and adjusted, as necessary, based on the probability of achieving the performance criteria. No grants were issued by the Company prior to 2025. The Company recorded $1,724 of expense related to RSUs and PSUs in 2025 to general and administrative expense on the Consolidated Statements of Income.

RSUs

The following table summarizes the status of RSUs as of December 31, 2025 and changes during the year then ended:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2025	—	$—
Granted	450	14.11
Vested	—	—
Forfeited	(13)	14.07
Outstanding at December 31, 2025	437	$14.11

As of December 31, 2025, there was $4,877 of total unrecognized compensation related to the nonvested RSUs which is expected to be recognized over a weighted-average period of 2.1 years.
19. Stock Based Compensation Plan (continued)
PSUs

The Company issues PSUs that have a service and performance condition(s). The number of shares awarded can range from 0% to 150% of the target award based on achievement of the performance target(s). The following table summarizes the status of PSUs as of December 31, 2025 and changes during the year then ended:

	Number of PSUs	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2025	—	$—
Granted	169	14.07
Vested	—	—
Forfeited	(5)	14.07
Outstanding at December 31, 2025	164	$14.07

As of December 31, 2025, there was $1,872 of total unrecognized compensation related to the nonvested PSUs which is expected to be recognized over a weighted-average period of 2.1 years. The Company assesses the probability of achievement of performance targets at the end of each reporting period and, based on that assessment, cumulative adjustments may be recorded in future periods.